Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document and Entity Information [Abstract]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Entity Registrant Name	SurePure, Inc.
Entity Central Index Key	0001452176
Entity Filer Category	Smaller Reporting Company

CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash	$ 142,373	$ 35,475
Accounts receivable, net	19,948	80,200
Prepaid expenses and other current assets	128,646	71,603
Total current assets	290,967	187,278
Property and equipment	4,616	12,608
Other assets:
Intangible assets, net	128,958	145,627
Total assets	424,541	345,513
Current liabilities:
Accounts payable and other current liabilities	790,930	736,953
Due to officers/stockholders	247,259	473,129
Income taxes payable	409	717
Total current liabilities	1,038,598	1,210,799
Long-term liabilities:
Loans from stockholders	3,241,768	5,431,122
Other loans payable	219,549	300,000
Total long-term liabilities	3,461,317	5,731,122
Total liabilities	4,499,915	6,941,921
Commitments and contingencies	0	0
Stockholders equity (deficit):
Common stock	23,542	257,431
Preferred stock	226,654	0
Additional paid-in capital	20,920,817	14,067,931
Equity of variable interest entities	920,980	1,004,150
Other comprehensive income	360,464	264,002
Deficit accumulated during the development stage	(25,192,142)	(20,891,469)
Stockholders' Equity Attributable to Parent	(2,739,685)	(5,297,955)
Stock subscription receivable	0	(42,141)
Total stockholders equity (deficit)	(2,739,685)	(5,340,096)
Noncontrolling interest	(1,335,689)	(1,256,312)
Total equity (deficit)	(4,075,374)	(6,596,408)
Total liabilities and equity (deficit)	$ 424,541	$ 345,513

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	12 Months Ended		88 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
Sales	$ 594,445	$ 344,416	$ 2,264,410
Cost of sales	92,338	185,222	1,537,496
Gross profit	502,107	159,194	726,914
Expenses:
General and administrative expenses	4,103,317	3,350,695	20,392,507
Promotion and marketing	83,046	62,491	591,386
Research and development	296,844	319,025	3,629,300
Depreciation and amortization	24,661	23,469	176,099
Impairment of patent	0	0	537,631
Total expenses	4,507,868	3,755,680	25,326,923
Loss from operations	(4,005,761)	(3,596,486)	(24,600,009)
Other income (expense):
Interest income	49	64	371,858
Interest expense	(408,863)	(429,499)	(2,457,226)
Exchange rate gains and losses	(3,884)	(17,636)	(25,387)
Loss on disposition of fixed assets	0	(7,405)	(64,172)
Total other (expense) income	(412,698)	(454,476)	(2,174,927)
Loss before provision for taxes	(4,418,459)	(4,050,962)	(26,774,936)
Provision for income taxes	0	0	32,673
Net loss	(4,418,459)	(4,050,962)	(26,807,609)
Net loss attributable to non-controlling interest	(117,786)	(41,235)	(1,615,467)
Net loss attributable to SurePure	$ (4,300,673)	$ (4,009,727)	$ (25,192,142)
Loss per share basic and diluted attributable to SurePure common stockholders	$ (0.11)	$ (0.13)	$ (0.94)
Weighted average shares outstanding - basic and diluted	38,395,001	30,929,203	26,668,718

CONSOLIDATED STATEMENTS OF OTHER COMPREHENSIVE INCOME (LOSS) (USD $)	12 Months Ended		88 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
Net loss	$ (4,418,459)	$ (4,050,962)	$ (26,807,609)
Other comprehensive income, net of tax
Unrealized gain on foreign currency translation	134,871	803,314	446,683
Comprehensive loss	(4,283,588)	(3,247,648)	(26,360,926)
Less: Comprehensive (loss) income attributable to noncontrolling interest	(79,377)	168,823	(1,529,248)
Comprehensive loss attributable to SurePure, net of tax	$ (4,204,211)	$ (3,416,471)	$ (24,831,678)

CONSOLIDATED STATEMENTS OF STOCKHOLDERS (EQUITY) - DEFICIT (USD $)	Total USD ($)	Pre Merger [Member] USD ($)	Post Merger [Member] USD ($)	Common Stock Issuance [Member] USD ($)	Common Stock Issuance [Member] Pre Merger [Member] USD ($)	Common Stock Issuance [Member] Post Merger [Member] USD ($)	Conversion Of Stockholder Loans [Member]	Common Stock [Member] USD ($)	Preferred Stock [Member] USD ($)	Additional Paid-In Capital [Member] USD ($)	Additional Paid-In Capital [Member] Pre Merger [Member] USD ($)	Additional Paid-In Capital [Member] Post Merger [Member] USD ($)	Total Consideration [Member] USD ($)	Total Consideration [Member] Pre Merger [Member] USD ($)	Total Consideration [Member] Post Merger [Member] USD ($)	Variable Interest Entity, Primary Beneficiary [Member] USD ($)	Accumulated Deficit During Development Stage [Member] USD ($)	Noncontrolling Interest [Member] USD ($)	Accumulated Other Comprehensive Income (Loss) [Member] USD ($)	Stock Subscription Receivable [Member] USD ($)
Balance at Dec. 31, 2010	$ (5,140,694)			$ 26,822,215				$ 257,431	$ 0	$ 12,275,997						$ 1,004,150	$ (16,881,742)	$ (1,425,135)	$ (329,254)	$ (42,141)
Balance (in shares) at Dec. 31, 2010								26,822,215
Conversion of stockholder's loans	1,376,229									1,376,229
Imputed interest on stockholder loans	415,705									415,705
Net loss for the period	(4,050,962)																(4,009,727)	(41,235)
Unrealized gain (loss) on foreign currency translation adjustment	803,314			0				0	0	0						0	0	210,058	593,256	0
Equity of variable interest entities	1,004,150
Balance at Dec. 31, 2011	(6,596,408)			26,822,215				257,431	0	14,067,931						1,004,150	(20,891,469)	(1,256,312)	264,002	(42,141)
Balance (in shares) at Dec. 31, 2011								26,822,215
Conversion of stockholder's loans	3,689,208							75,206		3,614,002			3,689,208
Conversion of stockholder's loans (in shares)								7,378,416
Issuances of common stock		2,500,000	235,000		25,501	235					2,474,499	234,765		250,000	235,000
Issuances of common stock (in shares)					2,500,000	235,000
Range of price per share					$ 1	$ 1	0.5
Imputed interest on stockholder loans	380,414									380,414
Adjustment for reverse merger	0							(334,831)	226,654	149,206			0			(83,170)				42,141
Adjustment for reverse merger (in shares)								(13,393,447)
Net loss for the period	(4,418,459)																(4,300,673)	(117,786)
Unrealized gain (loss) on foreign currency translation adjustment	134,871							0	0	0						0	0	38,409	96,462	0
Equity of variable interest entities	920,980
Balance at Dec. 31, 2012	$ (4,075,374)							$ 23,542	$ 226,654	$ 20,920,817			$ 6,424,208			$ 920,980	$ (25,192,142)	$ (1,335,689)	$ 360,464	$ 0
Balance (in shares) at Dec. 31, 2012								23,542,184

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended		88 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
Cash from operating activities:
Net loss	$ (4,418,459)	$ (4,050,962)	$ (26,807,609)
Adjustments to reconcile net loss to cash used in operating activities:
Depreciation and amortization	24,661	23,469	176,099
Impairment of patent	0	0	537,631
Loss on sale of property and equipment	0	7,405	64,172
Imputed interest on loans from stockholders	380,414	415,705	2,363,937
Changes in assets and liabilities:
Accounts receivable	60,252	(77,328)	(19,948)
Prepaid expenses and other current assets	(57,043)	6,250	(128,646)
Accounts payable	53,977	(370,359)	790,930
Due to officers	(225,870)	300,351	247,259
Income taxes payable	(308)	(26,683)	409
Total cash used in operating activities	(4,182,376)	(3,772,152)	(22,775,766)
Cash from investing activities:
Purchase of property and equipment	0	0	(181,760)
Proceeds from sales of property and equipment	0	1,332	16,860
Acquisition of patents	0	0	(746,576)
Total cash provided by (used in) investing activities	0	1,332	(911,476)
Cash from financing activities:
Proceeds from sale of equity	2,735,000	0	13,658,469
Proceeds from equity of variable interest entities	0	0	83,309
Proceeds from loans from stockholders	1,499,854	2,656,518	9,421,605
(Payments of) proceeds from other loans payable	(80,451)	300,000	219,549
Total cash provided by financing activities	4,154,403	2,956,518	23,382,932
Effect of exchange rate changes on cash and cash equivalents	134,871	803,314	446,683
Net increase (decrease) in cash	106,898	(10,988)	142,373
Cash, beginning of period	35,475	46,463	0
Cash, end of period	142,373	35,475	142,373
Supplemental disclosures:
Interest paid	28,449	13,794	93,289
Income taxes paid	0	0	32,673
Conversion of stockholders' loans to equity	3,689,208	1,376,229	5,065,437
Conversion of other loans payable to stockholders' loans	300,000	0	300,000
Conversion of stockholders' loans to equity of variable interest entities	0	0	1,114,400
Imputed interest on stockholders' loans reported as an increase to additional paid-in capital	$ 380,414	$ 415,705	$ 2,363,937

Organization and Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure and Significant Accounting Policies
1.	Organization and Significant Accounting Policies

Description of Business

SurePure Investment Holding AG (“SPI”) was incorporated in Switzerland in 2007. From 2007 to December 12, 2012 SPI was the holding company of the SurePure Group (the “Group”), which included subsidiaries and other entities whose activities primarily benefit the Group. On December 12, 2012, SPI entered into an Amended and Restated Share Exchange Agreement with SurePure, Inc. (“SurePure US” or the “Company”) pursuant to which SurePure US acquired SPI in a share exchange (“Share Exchange”) and became the holding company for the Group, including SPI. Although SurePure US is the legal acquirer of SPI, SPI is treated as the acquirer for accounting and financial reporting purposes and under this method, SurePure US retains SPI’s financial reporting history.

Under the Share Exchange, each share of the capital stock of SPI was exchanged for one share of SurePure US common stock, par value $.001 per share (“Common Stock”), and, in the case of one shareholder of SPI, one share of Nonvoting Convertible Preferred Stock, par value $.01 per share (the “Nonvoting Convertible Preferred Stock”).

The Group has developed the technology for using shortwave ultraviolet light (“UV-C”) to purify turbid liquids such as wine, fruit juice and milk. Although initially designed to treat food-grade applications, it has successfully been applied to liquids such as bovine blood plasma, water, brines and sugar syrup solutions. The Group holds international patents for this technology. The Group has been engaged in raising capital, continuing research and development of its technologies and processes and developing markets for its products.

Basis of Presentation and Consolidation

These consolidated financial statements include the accounts of SurePure US and its wholly-owned subsidiaries, including SPI, and associated variable interest entities (“VIE’s”). As a development stage entity, the Company is devoting most of its efforts to establishing its business; therefore, the accompanying consolidated statements of operations, comprehensive income (loss), and cash flows present cumulative amounts since inception.

The Company’s wholly-owned subsidiaries are follows:

•	SurePure Operations AG (“SPO”), markets the products of the Group and earns it revenue by selling equipment utilizing the Group technology globally. SPO owns a patent for its technology in a number of countries.

•	SurePure Latin America Maqinas de Purificasao UVC Ltda. (“SPLAM”) conducts no operations currently.

•	SurePure Participations AG (“SPP”) was a minority stockholder of SPI and is part of the common holding structure of the Group. SPP has no operations and all of its expenses have been and will continue to be paid by SPI. Formerly a VIE, SPP became a subsidiary with the Share Exchange.

VIE’s are entities whose activities primarily benefit the Company and are primarily supported by the Company. The Company continues to have a variable interest in the following entities: SurePure Holdings South Africa (Pty) Ltd. (“SPHSA”) and its wholly-owned subsidiary SurePure Marketing South Africa (Pty) Ltd. (“SPMSA”), which hold the South African patent, market the products of the Group and earn revenue from selling equipment utilizing the SurePure technology.

The Group’s reporting currency is the United States Dollar (“USD”) and these consolidated financial statements are presented in USD or “$.”

Use of Estimates

The preparation of consolidated financial statements in conformity with generally accepted accounting principal (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ materially from those estimates.

Income Taxes

The Group accounts for income taxes using the liability method. Under this method, deferred income taxes are recognized based on the tax effects of temporary differences between the financial statement and tax bases of assets and liabilities, as measured by current enacted tax rates. Valuation allowances are recorded to reduce the deferred tax assets to an amount that will more likely than not provide a future tax benefit.

GAAP requires that, in applying the liability method, the consolidated financial statement effects of an uncertain tax position be recognized based on the outcome that is more likely than not to occur. Under this criterion, the most likely resolution of an uncertain tax position should be analyzed based on technical merits and on that will likely be sustained under examination. There are no uncertain tax positions requiring adjustment to or disclosure in these consolidated financial statements.

Accounts Receivable

The Group performs regular credit evaluations of customers to which it provides sales on credit terms, and adjusts credit limits based on the customer’s payment history and reassessments of their creditworthiness. The Group continuously monitors its collections and establishes a provision for estimated doubtful accounts, if necessary. No allowance for doubtful accounts was deemed to be necessary at December 31, 2012 and 2011.

Property, Equipment and Related Depreciation

Property and equipment are recorded at cost, less accumulated depreciation. Cost includes the price paid to acquire the asset and any expenditures that substantially increase the asset’s value or extend the useful life of an existing asset. Depreciation is computed using the straight-line method over the estimated useful lives of the property and equipment. Major repairs and betterments that significantly extend original useful lives or improve productivity are capitalized and depreciated over the period benefited. Expenditures for routine repairs and maintenance are expensed as incurred. When property and equipment are retired or otherwise disposed of, the related cost and accumulated depreciation are removed from the respective accounts and any gain or loss is recognized in operations.

Depreciation is provided over the following estimated useful lives:

Plant machinery	3 to 5 years
Furniture and fixtures	3 to 5 years
Motor vehicles	5 years
Office and computer equipment	3 to 5 years

Intangible Assets

Intangible assets consist of patents in various countries around the world for the Company’s UV-C purification technology. The patents were initially recognized at their cost and are being amortized on a straight-line basis over their remaining estimated useful lives of twelve years.

The Group evaluates the carrying value of its intangible assets for impairment at least annually or when events or changes in circumstances are identified by management that indicate that such carrying values may not be fully recoverable. The evaluation involves estimating the future undiscounted cash flows expected to be derived from the assets to assess whether or not a potential impairment exists. As a result of its evaluations, management determined that it was not necessary to recognize a loss on impairment of its intangible assets for the years ended December 31, 2012 and 2011. However, impairment losses of $537,631 were recognized prior to 2011.

Fair Value of Financial Instruments

Financial instruments include accounts receivable, accounts payable and accrued expenses. As of December 31, 2012 and 2011, the carrying values of the financial instruments approximated their fair values due to the short-term nature of these instruments.

Revenue

Revenue is earned from sales of equipment that uses the Company’s patented technology and is recognized, net of returns and discounts, when persuasive evidence of an arrangement exists, delivery has occurred, the sales price is fixed or determinable and collectability is reasonably assured. These criteria are usually met upon delivery of the product to the customer, which is also when the risk of ownership and title passes to the customer.

Research and Development

Research and development costs are charged to expense as incurred.

Foreign Currency Translations

These consolidated financial statements are presented in USD, which is the Group’s reporting currency. The consolidated financial statements of the Group members have been translated into USD in accordance with GAAP. All assets and liability accounts on the consolidated balance sheets have been translated using the exchange rate in effect at the consolidated balance sheet date. Equity accounts have been translated at their historical rates when the capital transaction occurred. Income and expenses have been translated at the average exchange rates for the periods presented. Adjustments resulting from the translation of the Group’s consolidated financial statements are included in the consolidated statement of other comprehensive income (loss). Actual transaction gains and losses are included in the consolidated statements of operations as incurred.

The functional currencies of the companies included in the Group are their respective local currencies. Accordingly, the Group is exposed to transaction gains and losses that result from changes in various foreign currency exchange rates.

Applicable functional currencies are:

SPI, SPO, and SPP	Swiss francs – CHF
SPLAM	Brazilian Real – BRL
SPMSA and SPHSA	South African Rand – ZAR

Exchange rates used for conversion of foreign items to USD at the end of each period and the average for the period were:

	2012	2011
CHF:
Reporting date	1.0942	1.0640
Average for period	1.0667	1.1331

BRL:
Reporting date	0.4880	0.5357
Average for period	0.5133	0.5998

ZAR:
Reporting date	0.1178	0.1228
Average for period	0.1219	0.1385

Fair Value of Financial Instruments

GAAP has established a framework for measuring fair value that is based on a hierarchy which prioritizes the inputs to valuation techniques according to the degree of objectivity necessary. The fair value hierarchy of the inputs to valuation techniques used to measure fair value is divided into three broad levels of objectivity:

Level 1 inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.

Level 3 inputs to the valuation methodology are unobservable and significant to the fair value measurement. They are based on best information available in the absence of level 1 and 2 inputs.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments for which it is practicable to estimate that value as required by GAAP:

Cash: The carrying amount is the fair value because it is the basic financial instrument used to express fair value.

Accounts receivable and accounts payable: The carrying amounts approximate fair value because of the short-term duration of those instruments.

Loans payable: The carrying amount approximates fair value based on current market conditions and interest rates available to the Group for similar financial instruments.

Earnings (Loss) per Share

Basic and diluted earnings (loss) per share is computed by dividing net income or loss by the weighted average number of common shares outstanding during the period. Diluted earnings (loss) per share reflects the potential dilution that could occur if securities or other contracts to issue common stock, such as options, convertible notes and convertible preferred stock, were exercised or converted into common stock or could otherwise cause the issuance of common stock that then would share in earnings (losses). Such potential additional common shares are included in the computation of diluted earnings per share. The Company has no securities or other contracts to issue common stock that could cause any dilution of earnings. In addition, when there is a loss, diluted loss per share is not computed because any potential additional common shares would reduce the reported loss per share and therefore have an anti-dilutive effect.

Property and Equipment	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure
2.	Property and Equipment

Property and equipment consists of the following:

	2012	2011

Machinery and equipment	$5,010	$5,010
Furniture and fixtures	12,753	12,753
Motor vehicles	14,400	14,400
Office and computer equipment	12,647	12,647
	44,810	44,810
Less: accumulated depreciation	40,194	32,202

Property and equipment, net	$4,616	$12,608

Depreciation expense was $7,992, $7,003, and $92,653 for the years ended December 31, 2012 and 2011 and for the period from inception to December 31, 2012, respectively.

Intangible Assets	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets Disclosure
3.	Intangible Assets

Intangible assets consist of the following:

	2012	2011

Patents	$208,943	$208,943
Less: accumulated amortization	79,985	63,316

Intangible assets, net	$128,958	$145,627

Amortization expense was $16,669, $16,466, and $83,446 for the years ended December 31, 2012 and 2011 and for the period from inception to December 31, 2012, respectively.

Due to Officers/Stockholders	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions Disclosure
4.	Due to Officers/Stockholders

Due to officers/stockholders consists of unpaid salaries, accrued leave and advances from the three executives of the Group entities totaling $247,259 and $473,129 at December 31, 2012 and 2011, respectively.

Stockholders and Other Loans Payable	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Debt Disclosure
5.	Stockholders and Other Loans Payable

Stockholder and other loans payable consist of advances by individuals and companies to the Group. Certain of the lenders are either stockholders or are related to stockholders. None of these loans are supported by notes and none have a provision for interest or repayment. The Company has imputed interest on these loans. The rates of interest used to impute interest on these loans range from 4% per annum to 15% per annum during the periods in which these loans were outstanding and represent management’s best estimate of the interest rates that would be applicable to Company in a third-party marketplace. For the years ended December 31, 2012 and 2011 and for the period from inception to December 31, 2012, the imputed interest on these loans was $380,414, $415,705 and $2,363,937, respectively. These amounts are included in interest expense in the accompanying consolidated statements of operations and are reflected as an increase in additional paid-in capital in the accompanying consolidated statements of stockholders’ deficit.

The Group has obtained subordination agreements from all of the lenders with respect to these loans, the terms of which provide that the loans will not be classified as current or be payable within one year if doing so would cause a Group member to be considered insolvent in accordance with the applicable local laws. Therefore, these loans are presented as long-term liabilities in the accompanying consolidated balance sheets.

On August 16, 2012, one of the lenders converted its entire loan balance of $3,689,208 into 7,348,416 common shares of SPI. In October, 2012, the Company and the three lenders whose balances are reflected in Other Loans Payable revised their agreements orally and these agreements were later formalized in writing effective January 2013. The Company agreed to pay interest at 5% per annum on the outstanding balances retroactive to the time that the loans were made in 2011 and repaid these lenders $105,000 in October, 2012. Interest on these loans through December 31, 2012 was $24,593. In addition, the Company agreed to make monthly payments of $10,000 to each of the three lenders commencing February, 2013. The agreements further provided that if the entire loan balance was not paid by October 31, 2013, then a 10% per annum interest rate would be applied to the entire loan balance from the inception of the loan. As of April 1, 2013, the Company has not made the monthly payments pursuant to these agreements.

Equity	12 Months Ended
Dec. 31, 2012
Equity [Abstract]
Equity
6.	Equity

Common stock through the date of the Share Exchange consisted of the common stock of SPI. The amounts presented for periods prior to the Share Exchange were denominated in CHF and have been translated from CHF to USD using the exchange rates in effect on the date of each issuance. For all of 2011, SPI had 26,822,215 common shares issued and outstanding. During 2012 prior to the Share Exchange, SPI issued 2,500,000 shares in connection with the Subscription Agreement and 7,378,416 shares in connection with the conversion of SPI stockholder loans to common shares, resulting in 36,700,631 common shares outstanding immediately prior to the Share Exchange.

On June 14, 2011, a majority of the Company’s shareholders and the directors approved a special resolution to undertake a forward split of the the Company’s common stock resulting in an increase in the number of outstanding shares on that date from 2,135,000 to 32,452,000. Of these shares, 23,180,000 shares that were held by the former directors and officers were redeemed and cancelled as a connection to the Share Exchange, leaving 9,272,000 shares of SurePure US outstanding immediately prior to the Share Exchange. No preferred shares were issued prior to the date of the Share Exchange.

In determining the annual number of outstanding common shares on a weighted-average basis, the 9,272,000 common shares held by former SurePure US stockholders are considered to be outstanding from July 25, 2011, the date that the Company and SPI entered into an Agreement and Plan of Merger.

On December 12, 2012, the Company designated 31,155,282 of the authorized shares of preferred stock as Nonvoting Convertible Preferred Stock. Under the terms of the Certificate of Designation (the “Certificate”), each share of Nonvoting Convertible Preferred Stock is convertible into one share of Common Stock, subject to certain limitations and restrictions as defined in the Certificate.

The issued shares of Nonvoting Convertible Preferred Stock automatically convert, at the applicable conversion ratio as defined in the Certificate, into shares of the Company’s Common Stock upon the assignment, sale or other transfer of shares to any person other than an affiliate of the holder of the seller. Any assignee, purchaser or other transferee may surrender certificates representing the assigned shares to us and will receive shares of our Common Stock in return.

At December 31, 2012 and 2011, 23,542,184 and 26,822,215, respectively, common shares were issued and outstanding. There were 22,665,447 issued and outstanding preferred shares at December 31, 2012 and no issued preferred shares at December 31, 2011.

All references in these consolidated financial statements to the number of common shares, price per share and weighted average number of common shares outstanding prior to the June 2011 forward split have been adjusted to reflect the stock split on a retroactive basis unless otherwise noted. As of December 31, 2012, the Company has not granted any stock options and has not recorded any stock-based compensation.

Stock Subscription Agreement	12 Months Ended
Dec. 31, 2012
Stock Subscription Agreements [Abstract]
Subscription Agreement for Shares
7.	Stock Subscription Agreement

On July 23, 2012, the Company entered into a Subscription Agreement with Trinity Asset Management, (Pty) Limited (“Trinity”) in which Trinity agreed to purchase up to five million new common shares in a series of transactions. Under this agreement, Trinity purchased new common shares at a price of $1.00 per share and had agreed to pay the total subscription price of five million dollars on or before December 31, 2012. The Company received a total of $2,500,000 from Trinity pursuant to this agreement during the period July 23 through October 9, 2012. Thereafter, through October 31, 2012, Trinity failed to purchase shares in accordance to the terms of the Subscription Agreement. On November 22, 2012, the Company exercised its rights to terminate the Subscription Agreement.

As a part of the above Subscription Agreement, Trinity had also agreed to purchase up to one million common shares from the Company’s principal stockholder (“Investor Shares”). The termination of the Subscription Agreement also applied to the agreed-upon purchase of Investor Shares.

The following presents the information regarding the actual purchases of shares up to the point at which the Subscription Agreement was terminated:

	Total	Shares
	Shares	Purchased	Investor
Date of Purchase	Purchased	from SPI	Shares

July 30, 2012	500,000	375,000	125,000
August 17, 2012	500,000	375,000	125,000
September 28, 2012	1,767,737	1,517,737	250,000
October 9, 2012	327,000	232,263	94,737

Total through December 31, 2012	3,094,737	2,500,000	594,737

On November 26, 2012, the Company entered into a Subscription Agreement with RD Active Capital Limited, a United Kingdom-based investment manager (“RD Active”), in which RD Active agreed to purchase up to 300,000 new common shares over the period ending January 31, 2013 and acquired the right to purchase up to 2,700,000 new common shares through March 31, 2013 as long as RD Active purchased the 300,000 new common shares. The right to purchase shares was extended on March 28, 2013 to April 12, 2013. All common shares were purchased and sold, and are to be purchased and sold, at an issue price of $1.00 per share.. Under the terms of the Subscription Agreement, RD Active may exercise the additional purchase right on its own behalf and resell to other purchasers or may place the additional shares directly with other purchasers. At such time as RD Active and any other purchasers have completed and paid for 3,000,000 shares under the Subscription Agreement, RD Active and the other purchasers under the Subscription Agreement have the right to appoint an additional director to the board of directors of the Company. Pursuant to the terms and conditions of the Share Exchange, the Company has assumed the obligations of SPI under the Subscription Agreement.

As of December 31, 2012, RD Active had purchased 235,000 common shares under the Subscription Agreement. Subsequent to December 31, 2012, the Company received $348,000 pursuant to the Subscription Agreement, and the Company issued 348,000 additional common shares.

Stockholders' Deficit	12 Months Ended
Dec. 31, 2012
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure
8.	Stockholders’ Deficit

The consolidated stockholders’ equity of the Group consists of the consolidated equity of the Group attributable to the parent which includes the common stock, additional paid-in capital, the retained deficit, and the accumulated other comprehensive income plus the equity of the noncontrolling interest of the VIE’s.

The South African VIE’s (SPHSA and SPMSA) that are part of the Group are managed by the same executive management as that of SPI, and the major shareholder of the South African VIE’s and SPI are related parties. In the accompanying consolidated financial statements, the 82.64% controlling interest in the South African VIE’s is reported in the consolidated statements of stockholders’ deficit together with the entire interest of SPP (prior to the Share Exchange) as the Equity in Variable Interest Entities. The 17.36% portion of the equity of South African entities that is not owned by this controlling stockholder is reported as the Noncontrolling Interest in the VIE’s. The investment interest of SPP in SPI was eliminated in consolidation and was reported as a Stock Subscription Receivable.

Income Taxes	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income Tax Disclosure
9.	Income Taxes

The Company and group members file income tax returns in Switzerland, South Africa, the United States and Brazil. The components of income (loss) from operations before income taxes, by jurisdiction, are as follows:

			Cumulative from
			August 24, 2005
			(Inception) to
	2012	2011	December 31, 2012

Switzerland	$(3,724,792)	$(3,890,732)	$(16,515,885)
South Africa	(678,233)	(237,447)	(9,302,119)
United States	(15,434)		(15,434)
Brazil	-	77,217	(941,498)

Total	$(4,418,459)	$(4,050,962)	$(26,774,936)

The provision for income taxes shown in the accompanying consolidated statements of operations consists of the following for the years ended December 31, 2012 and 2011 and for the period from inception to December 31, 2012:

			Cumulative from
			August 24, 2005
			(Inception) to
	2012	2011	December 31, 2012
Current tax provision:
Switzerland	$-	$-	$32,673
South Africa	-	-	-
United States
Brazil	-	-	-

Total current tax provision	-	-	32,673

Deferred tax provision:
Switzerland	(532,307)	(635,283)	(2,830,210)
South Africa	(103,576)	25,283	(1,821,549)
United States	(5,402)		(5,402)
Brazil	-	19,304	(235,375)
Change in valuation allowance	641,285	590,696	4,892,536

Total deferred provision	-	-	-

Total	$-	$-	$32,673

The Company has determined that the future tax benefits from net operating losses are not likely to be realized in future periods and a full valuation allowance has been provided for all periods.

The income tax effect of each type of temporary difference giving rise to the net deferred tax asset at December 31, 2012 and 2011 is as follows:

	2012	2011
Deferred tax assets:
Net operating losses	$4,892,536	$4,251,251
Less: valuation allowance	(4,892,536)	(4,251,251)

Total	$-	$-

The following reconciles the effective income tax rates with the statutory rates for the years ended December 31, 2012 and 2011 and for the period from inception to December 31, 2012:

		South	United
	Switzerland	Africa	States	Brazil	Total

Statutory rate of tax	8.5%/18%	28.0%	35.0%	25.0%

2012:
Net (loss) income from operations
before taxes	$(3,724,792)	$(678,233)	$(15,434)	$-	$(4,418,459)

As calculated at the statutory rate	$(531,639)	$(189,905)	$(5,402)	$-	$(726,946)

Permanent differences	(668)	86,329	-	-	85,661
Change in valuation reserves	532,307	103,576	5,402	-	641,285

Provision for income taxes	$-	$-	$-	$-	$-

2011:
Net (loss) from operations before taxes	$(3,890,732)	$(237,447)	$-	$77,217	$(4,050,962)

As calculated at the statutory rate	$(648,277)	$(66,485)	$-	$19,304	$(695,458)

Permanent differences	12,994	91,768	-	-	104,762
Change in valuation reserves	635,283	(25,283)	-	(19,304)	590,696

Provision for income taxes	$-	$-	$-	$-	$-

From August 24, 2005 (inception)
to December 31, 2012:
Net (loss) from operations before taxes	$(16,515,885)	$(9,302,119)	$(15,434)	$(941,498)	$(26,774,936)

As calculated at the statutory rate	$(2,809,862)	$(2,604,593)	$(5,402)	$(235,375)	$(5,655,232)

Permanent differences	12,325	783,044	-	-	795,369
Change in valuation reserves	2,830,210	1,821,549	5,402	235,375	4,892,536

Provision for income taxes	$32,673	$-	$-	$-	$32,673

Permanent differences are principally related to loss on disposal of property and equipment, interest and penalties and unallowable expenses.

The Company and group members remain subject to tax examinations for the years ended December 31, 2012 and 2011 in Switzerland and South Africa, for the three years ended December 31, 2012 and in the U.S and Brazil, for the four years ended December 31, 2012.

Concentrations of Credit Risk	12 Months Ended
Dec. 31, 2012
Risks and Uncertainties [Abstract]
Concentration Risk Disclosure
10.	Concentrations of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and trade accounts receivables. Cash is maintained in financial institutions in foreign countries that do not insure the balances in the accounts. The credit risk for customer accounts is concentrated because accounts receivable consists of the balance due from one customer. However, the customer’s account typically is collected within a short period of time and, based on its assessment of current conditions, management believes there is no risk of loss. Management continuously monitors these conditions.

Pending Acquisition of SPHSA	12 Months Ended
Dec. 31, 2012
Pending Acquisition Of Sphsa [Abstract]
Pending Acquisition Of Sphsa
11.	Pending Acquisition of SPHSA

On August 16, 2012 SPI entered into an agreement (the "Acquisition Agreement") with SPHSA providing for the acquisition of 100% of the outstanding shares of SPHSA from its shareholders. The Company has assumed the executory obligations of SPI under the Acquisition Agreement.

SPHSA is accounted for as a subsidiary of SPI under variable interest accounting rules. The shareholdings in SPHSA have remained largely unchanged since the formation of that company in 2005. Since October 2007, SPHSA has also provided various management services for SPI and SPO. In addition, our subsidiary SPO has loaned approximately $2,000,000 to SPHSA, all of which is due on demand. There have been and continue to be various intercompany transactions relating to the sale and purchase of goods and services between SPI and SPHSA. Accordingly, the boards of directors of both SPI and SPHSA believed it to be in the best interest of their respective companies to combine such that SPHSA would become a wholly-owned subsidiary of SPI and SPO would convert its loans and advances to SPHSA into equity, thereby improving the financial condition of SPHSA.

Subject to the terms and conditions of the Acquisition Agreement, on August 21, 2012, SPI made its offer, which initially was irrevocable for a period of 20 business days after the date of the offer to purchase from each of the shareholders of SPHSA all of their shares of SPHSA at a closing to be held September 19, 2012, which was the 21st business day after the date of the offer. The shares of SPHSA subject to SPI’s offer to purchase included shares that reflected the value of shareholder loans outstanding at the time of the offer. On September 21, 2012, SPI extended the period during which its offer remained open until November 26, 2012 to permit the satisfaction of conditions to the closing of the offer. On November 30, 2012, SPI and SPHSA agreed to amend the Acquisition Agreement to provide that the offer would remain open until February 28, 2013, so as to permit the fulfillment of certain closing conditions. On March 8, 2013, SPI extended the date that the offer would remain open to June 28, 2013. The purchase price for the shares of SPHSA under the Offer was ZAR 4,000 (approximately $500.00) per share of SPHSA. The Acquisition Agreement provides that SPI will settle the purchase price it is paying for the shares of SPHSA in shares of SPI in the ratios of (i) 1,000 common shares of SPI for each share of SPHSA and (ii) 1,000 common shares of SPI for each ZAR 4,000 in principal amount of loans owed by SPHSA to its shareholders. As of the date of the auditors’ report, SPHSA had not yet received a final determination from the South African Reserve Bank as to whether the transaction could proceed.

Acting under the terms of the Share Exchange, at the time of the Share Exchange SPI assigned its rights under the Acquisition Agreement to SurePure US, and SurePure US assumed the obligations of SPI to issue shares to the shareholders of SPHSA at such time, if any, that the pending acquisition of SPHSA is completed.

2012 Stock Option Plan	12 Months Ended
Dec. 31, 2012
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
2012 Stock Option Plan
12.	2012 Stock Option Plan

On December 11, 2012, the Company adopted the 2012 Stock Plan (“the Plan”). Under the terms of the Plan, 3,000,000 shares of our Common Stock have been reserved for future issuance. The Plan authorizes the granting of non-qualified stock options to our directors and to any independent consultants. The Plan will be administered by the Company’s board, or a committee appointed by the board (the “Committee”). The Committee may determine persons eligible for grants and the timing, type, amount, fair market value and other provisions of such grants. The Committee will have authority, subject to the express provisions of the Plan, to construe the Plan and the option agreements granted pursuant to the Plan, to prescribe, amend and rescind rules and regulations relating to the Plan, and to make all other determinations in the judgment of the Committee necessary or desirable for the administration of the Plan. The Committee may correct any defect or supply any omission or reconcile any inconsistency in the Plan or in any option agreement in the manner and to the extent it shall deem expedient to promote the best interests of the Company. The Plan will terminate on December 9, 2022.

The Plan provides that the determination of the option price per share for any option rests in discretion of the Committee. Options granted under the Plan must be granted within ten years from the date on which the Plan has been adopted. No options granted under the Plan may be exercisable after ten years from the date of grant. The Company’s board of directors may suspend or terminate the Plan in whole or in part or amend the Plan in such respects as the board may deem appropriate and in the best interest of the company. No amendment, suspension or termination of the Plan shall, however, without the optionee's consent, alter or impair any of the rights or obligations granted under the Plan.

There are no outstanding grants under the Plan as of December 31, 2012.

Commitments, Contingencies and Tax Obligation	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure
13.	Commitments, Contingencies and Tax Obligation

Lease Commitments

The Group leases two premises in South Africa under operating leases. One location is an office facility and the other is a workshop. The office facility lease was originally scheduled to expire on April 30, 2012 with a monthly rent of $4,689 but has been renegotiated to extend the lease term to February 28, 2014 at a monthly rent of $2,677 for the first year and $2,946 for the second year. The lease for the Group’s workshop facility originally expired on April 30, 2012 with a monthly rent of $2,460. This lease term was then extended to November 30, 2012 and has been extended again to September 30, 2013 with a monthly rent of $2,595 through April 30, 2013 and a monthly rent of $2,855 thereafter. In addition to the payments required under the preceding leases, payments are made for space rentals on an as-needed basis. The total rent expense for the years ended December 31, 2012 and 2011 and for the period from inception to December 31, 2012 was approximately $76,000, $89,000 and $777,000, respectively. Rent expense is included in general and administrative expenses in the accompanying consolidated statement of operations.

The future rent commitments under the above leases are as follows:

2013	$62,756
2014	5,891
$68,647

Payroll Commitments

The Group’s employees in South Africa have employment contracts that provide for one month of notice before the employee can be terminated. As of December 31, 2012, the total monthly salary commitment applicable to these employees was approximately $19,000.

Payroll Tax Obligation

During February 2012, SPM received notification from the South African Revenue Service regarding unpaid payroll taxes of approximately $185,000. SPM requested additional time to arrange a payment plan that is suitable to both parties and has commenced making monthly payments against this balance. During the Company’s review of this matter, it was discovered that an additional amount of tax was due of approximately $62,000. During the year ended December 31, 2012, the Company has accrued approximately $42,000 of interest on this liability and has made payments of approximately $102,000 towards the balance due. At December 31, 2012 and 2011, the unpaid balance of this liability was approximately $187,000 and $185,000, respectively and is included in accounts payable and other current liabilities in the accompanying consolidated balance sheets.

Employment and Consulting Agreements

The Group has entered into agreements to secure the services of three executives. These agreements provide for annual compensation and require a termination notice period by the Group of three months. The Executives are all stockholders of the Group.

The total compensation of these executives for the years ended December 31, 2012 and 2011 and for the period from inception to December 31, 2012 was approximately $1,086,000, $1,325,000 and $5,092,000, respectively. These amounts are included in general and administrative expenses.

During March 2012, the Group entered into additional agreements with unrelated third party consultants. These agreements can be terminated by either party with between two weeks and thirty days written notice or immediately if for cause. The amounts due to these consultants are approximately $32,500 per month.

Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events
14.	Subsequent Events

The Company has evaluated its subsequent events from the balance sheet date. Other than as disclosed in Notes 7, 11 and 15, the Company has determined that there were no material subsequent events requiring adjustment to or disclosure in these consolidated financial statements.

Going Concern	12 Months Ended
Dec. 31, 2012
Going Concern [Abstract]
Liquidity Disclosure
15.	Going Concern

The accompanying consolidated financial statements have been prepared on a going concern basis, which contemplates the continuation of the Group as a going concern. Due to the start-up nature of its business, the Group has generated recurring losses and expects to incur additional losses as it expands the UV-C technology and develops marketing, sales and financial plans. As reflected in the accompanying consolidated financial statements, the Group’s total liabilities exceed total assets at December 31, 2012 and 2011 by $4,075,374 and $6,596,408, respectively, and the Group has incurred cumulative operating losses since the date of inception. To date, the Group’s cash flow requirements have been met with cash investments by the stockholders, certain third parties and to a lesser extent, sales and interest income.

The Group will require additional capital to continue its development and to achieve sufficient revenues to support its operations. The Group’s future capital requirements will depend on many factors, including its ability to grow and maintain revenues and its ability to manage expenses and expected capital expenditures. The Group will require additional financing either through borrowings or the sale of additional equity to support its operations.

The Group’s access to additional financing will depend on a variety of factors many over which the Group has little or no control. These factors include market conditions, the general availability of credit, the overall availability of credit to the Group’s industry, its credit ratings and credit capacity, the actual financial and operational results of the Group as well as the lenders’ or investors’ perception of the Group’s short-term and long-term financial prospects. If future financing is not available on acceptable terms, the Group may not be able to continue as a going concern.

Management is currently pursuing various plans to meet the cash flow requirements of the Company for the year ending December 31, 2013. As disclosed in note 7 above, the Company is a party to the Subscription Agreement with RD Active. Subsequent to December 31, 2012, the company received $338,000 under this Subscription Agreement. An additional 2,417,000 shares of common stock remain available for purchase under the Subscription Agreement at $1,00 per share through the current termination date of April 12, 2013. In addition, there are ongoing discussions with current and other potential investors and the Company is also considering an additional common stock offering during 2013. In addition, the Company projects that, increase in the commercialization of the Company’s technology will provide additional cash flow for operations.

The consolidated financial statements do not include any adjustments that might be necessary should the Company be unable to continue as a going concern.

Organization and Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Description of Business

Description of Business

SurePure Investment Holding AG (“SPI”) was incorporated in Switzerland in 2007. From 2007 to December 12, 2012 SPI was the holding company of the SurePure Group (the “Group”), which included subsidiaries and other entities whose activities primarily benefit the Group. On December 12, 2012, SPI entered into an Amended and Restated Share Exchange Agreement with SurePure, Inc. (“SurePure US” or the “Company”) pursuant to which SurePure US acquired SPI in a share exchange (“Share Exchange”) and became the holding company for the Group, including SPI. Although SurePure US is the legal acquirer of SPI, SPI is treated as the acquirer for accounting and financial reporting purposes and under this method, SurePure US retains SPI’s financial reporting history.

Under the Share Exchange, each share of the capital stock of SPI was exchanged for one share of SurePure US common stock, par value $.001 per share (“Common Stock”), and, in the case of one shareholder of SPI, one share of Nonvoting Convertible Preferred Stock, par value $.01 per share (the “Nonvoting Convertible Preferred Stock”).

The Group has developed the technology for using shortwave ultraviolet light (“UV-C”) to purify turbid liquids such as wine, fruit juice and milk. Although initially designed to treat food-grade applications, it has successfully been applied to liquids such as bovine blood plasma, water, brines and sugar syrup solutions. The Group holds international patents for this technology. The Group has been engaged in raising capital, continuing research and development of its technologies and processes and developing markets for its products.

Basis of Presentation and Consolidation

Basis of Presentation and Consolidation

These consolidated financial statements include the accounts of SurePure US and its wholly-owned subsidiaries, including SPI, and associated variable interest entities (“VIE’s”). As a development stage entity, the Company is devoting most of its efforts to establishing its business; therefore, the accompanying consolidated statements of operations, comprehensive income (loss), and cash flows present cumulative amounts since inception.

The Company’s wholly-owned subsidiaries are follows:

•	SurePure Operations AG (“SPO”), markets the products of the Group and earns it revenue by selling equipment utilizing the Group technology globally. SPO owns a patent for its technology in a number of countries.

•	SurePure Latin America Maqinas de Purificasao UVC Ltda. (“SPLAM”) conducts no operations currently.

•	SurePure Participations AG (“SPP”) was a minority stockholder of SPI and is part of the common holding structure of the Group. SPP has no operations and all of its expenses have been and will continue to be paid by SPI. Formerly a VIE, SPP became a subsidiary with the Share Exchange.

VIE’s are entities whose activities primarily benefit the Company and are primarily supported by the Company. The Company continues to have a variable interest in the following entities: SurePure Holdings South Africa (Pty) Ltd. (“SPHSA”) and its wholly-owned subsidiary SurePure Marketing South Africa (Pty) Ltd. (“SPMSA”), which hold the South African patent, market the products of the Group and earn revenue from selling equipment utilizing the SurePure technology.

The Group’s reporting currency is the United States Dollar (“USD”) and these consolidated financial statements are presented in USD or “$.”

Use of Estimates

Use of Estimates

The preparation of consolidated financial statements in conformity with generally accepted accounting principal (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ materially from those estimates.

Income Taxes

Income Taxes

The Group accounts for income taxes using the liability method. Under this method, deferred income taxes are recognized based on the tax effects of temporary differences between the financial statement and tax bases of assets and liabilities, as measured by current enacted tax rates. Valuation allowances are recorded to reduce the deferred tax assets to an amount that will more likely than not provide a future tax benefit.

GAAP requires that, in applying the liability method, the consolidated financial statement effects of an uncertain tax position be recognized based on the outcome that is more likely than not to occur. Under this criterion, the most likely resolution of an uncertain tax position should be analyzed based on technical merits and on that will likely be sustained under examination. There are no uncertain tax positions requiring adjustment to or disclosure in these consolidated financial statements.

Accounts Receivable

Accounts Receivable

The Group performs regular credit evaluations of customers to which it provides sales on credit terms, and adjusts credit limits based on the customer’s payment history and reassessments of their creditworthiness. The Group continuously monitors its collections and establishes a provision for estimated doubtful accounts, if necessary. No allowance for doubtful accounts was deemed to be necessary at December 31, 2012 and 2011.

Property, Equipment and Related Depreciation

Property, Equipment and Related Depreciation

Property and equipment are recorded at cost, less accumulated depreciation. Cost includes the price paid to acquire the asset and any expenditures that substantially increase the asset’s value or extend the useful life of an existing asset. Depreciation is computed using the straight-line method over the estimated useful lives of the property and equipment. Major repairs and betterments that significantly extend original useful lives or improve productivity are capitalized and depreciated over the period benefited. Expenditures for routine repairs and maintenance are expensed as incurred. When property and equipment are retired or otherwise disposed of, the related cost and accumulated depreciation are removed from the respective accounts and any gain or loss is recognized in operations.

Depreciation is provided over the following estimated useful lives:

Plant machinery	3 to 5 years
Furniture and fixtures	3 to 5 years
Motor vehicles	5 years
Office and computer equipment	3 to 5 years

Intangible Assets

Intangible Assets

Intangible assets consist of patents in various countries around the world for the Company’s UV-C purification technology. The patents were initially recognized at their cost and are being amortized on a straight-line basis over their remaining estimated useful lives of twelve years.

The Group evaluates the carrying value of its intangible assets for impairment at least annually or when events or changes in circumstances are identified by management that indicate that such carrying values may not be fully recoverable. The evaluation involves estimating the future undiscounted cash flows expected to be derived from the assets to assess whether or not a potential impairment exists. As a result of its evaluations, management determined that it was not necessary to recognize a loss on impairment of its intangible assets for the years ended December 31, 2012 and 2011. However, impairment losses of $537,631 were recognized prior to 2011.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

Financial instruments include accounts receivable, accounts payable and accrued expenses. As of December 31, 2012 and 2011, the carrying values of the financial instruments approximated their fair values due to the short-term nature of these instruments.

GAAP has established a framework for measuring fair value that is based on a hierarchy which prioritizes the inputs to valuation techniques according to the degree of objectivity necessary. The fair value hierarchy of the inputs to valuation techniques used to measure fair value is divided into three broad levels of objectivity:

Level 1 inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.

Level 3 inputs to the valuation methodology are unobservable and significant to the fair value measurement. They are based on best information available in the absence of level 1 and 2 inputs.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments for which it is practicable to estimate that value as required by GAAP:

Cash: The carrying amount is the fair value because it is the basic financial instrument used to express fair value.

Accounts receivable and accounts payable: The carrying amounts approximate fair value because of the short-term duration of those instruments.

Loans payable: The carrying amount approximates fair value based on current market conditions and interest rates available to the Group for similar financial instruments.

Revenue

Revenue

Revenue is earned from sales of equipment that uses the Company’s patented technology and is recognized, net of returns and discounts, when persuasive evidence of an arrangement exists, delivery has occurred, the sales price is fixed or determinable and collectability is reasonably assured. These criteria are usually met upon delivery of the product to the customer, which is also when the risk of ownership and title passes to the customer.

Research and Development	Research and Development Research and development costs are charged to expense as incurred.
Foreign Currency Translations

Foreign Currency Translations

These consolidated financial statements are presented in USD, which is the Group’s reporting currency. The consolidated financial statements of the Group members have been translated into USD in accordance with GAAP. All assets and liability accounts on the consolidated balance sheets have been translated using the exchange rate in effect at the consolidated balance sheet date. Equity accounts have been translated at their historical rates when the capital transaction occurred. Income and expenses have been translated at the average exchange rates for the periods presented. Adjustments resulting from the translation of the Group’s consolidated financial statements are included in the consolidated statement of other comprehensive income (loss). Actual transaction gains and losses are included in the consolidated statements of operations as incurred.

The functional currencies of the companies included in the Group are their respective local currencies. Accordingly, the Group is exposed to transaction gains and losses that result from changes in various foreign currency exchange rates.

Applicable functional currencies are:

SPI, SPO, and SPP	Swiss francs – CHF
SPLAM	Brazilian Real – BRL
SPMSA and SPHSA	South African Rand – ZAR

Exchange rates used for conversion of foreign items to USD at the end of each period and the average for the period were:

	2012	2011
CHF:
Reporting date	1.0942	1.0640
Average for period	1.0667	1.1331

BRL:
Reporting date	0.4880	0.5357
Average for period	0.5133	0.5998

ZAR:
Reporting date	0.1178	0.1228
Average for period	0.1219	0.1385

Earnings (Loss) per Share

Earnings (Loss) per Share

Basic and diluted earnings (loss) per share is computed by dividing net income or loss by the weighted average number of common shares outstanding during the period. Diluted earnings (loss) per share reflects the potential dilution that could occur if securities or other contracts to issue common stock, such as options, convertible notes and convertible preferred stock, were exercised or converted into common stock or could otherwise cause the issuance of common stock that then would share in earnings (losses). Such potential additional common shares are included in the computation of diluted earnings per share. The Company has no securities or other contracts to issue common stock that could cause any dilution of earnings. In addition, when there is a loss, diluted loss per share is not computed because any potential additional common shares would reduce the reported loss per share and therefore have an anti-dilutive effect.

Organization and Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Schedule Of Estimated Useful Life	Depreciation is provided over the following estimated useful lives:
Plant machinery	3 to 5 years
Furniture and fixtures	3 to 5 years
Motor vehicles	5 years
Office and computer equipment	3 to 5 years

Schedule Of Foreign Currency Used	Applicable functional currencies are:
SPI, SPO, and SPP	Swiss francs – CHF
SPLAM	Brazilian Real – BRL
SPMSA and SPHSA	South African Rand – ZAR

Schedule Of Foreign Currency Conversion Rate

Exchange rates used for conversion of foreign items to USD at the end of each period and the average for the period were:

	2012	2011
CHF:
Reporting date	1.0942	1.0640
Average for period	1.0667	1.1331

BRL:
Reporting date	0.4880	0.5357
Average for period	0.5133	0.5998

ZAR:
Reporting date	0.1178	0.1228
Average for period	0.1219	0.1385

Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment

Property and equipment consists of the following:

	2012	2011

Machinery and equipment	$5,010	$5,010
Furniture and fixtures	12,753	12,753
Motor vehicles	14,400	14,400
Office and computer equipment	12,647	12,647
	44,810	44,810
Less: accumulated depreciation	40,194	32,202

Property and equipment, net	$4,616	$12,608

Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets	Intangible assets consist of the following:
	2012	2011

Patents	$208,943	$208,943
Less: accumulated amortization	79,985	63,316

Intangible assets, net	$128,958	$145,627

Stock Subscription Agreement (Tables)	12 Months Ended
Dec. 31, 2012
Stock Subscription Agreements [Abstract]
Schedule Of Shares Issued

The following presents the information regarding the actual purchases of shares up to the point at which the Subscription Agreement was terminated:

	Total	Shares
	Shares	Purchased	Investor
Date of Purchase	Purchased	from SPI	Shares

July 30, 2012	500,000	375,000	125,000
August 17, 2012	500,000	375,000	125,000
September 28, 2012	1,767,737	1,517,737	250,000
October 9, 2012	327,000	232,263	94,737

Total through December 31, 2012	3,094,737	2,500,000	594,737

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Schedule Of Component Of Income Tax

The Company and group members file income tax returns in Switzerland, South Africa, the United States and Brazil. The components of income (loss) from operations before income taxes, by jurisdiction, are as follows:

			Cumulative from
			August 24, 2005
			(Inception) to
	2012	2011	December 31, 2012

Switzerland	$(3,724,792)	$(3,890,732)	$(16,515,885)
South Africa	(678,233)	(237,447)	(9,302,119)
United States	(15,434)		(15,434)
Brazil	-	77,217	(941,498)

Total	$(4,418,459)	$(4,050,962)	$(26,774,936)

Schedule of Components of Income Tax Expense (Benefit)

The provision for income taxes shown in the accompanying consolidated statements of operations consists of the following for the years ended December 31, 2012 and 2011 and for the period from inception to December 31, 2012:

			Cumulative from
			August 24, 2005
			(Inception) to
	2012	2011	December 31, 2012
Current tax provision:
Switzerland	$-	$-	$32,673
South Africa	-	-	-
United States
Brazil	-	-	-

Total current tax provision	-	-	32,673

Deferred tax provision:
Switzerland	(532,307)	(635,283)	(2,830,210)
South Africa	(103,576)	25,283	(1,821,549)
United States	(5,402)		(5,402)
Brazil	-	19,304	(235,375)
Change in valuation allowance	641,285	590,696	4,892,536

Total deferred provision	-	-	-

Total	$-	$-	$32,673

Schedule of Deferred Tax Assets and Liabilities

The income tax effect of each type of temporary difference giving rise to the net deferred tax asset at December 31, 2012 and 2011 is as follows:

	2012	2011
Deferred tax assets:
Net operating losses	$4,892,536	$4,251,251
Less: valuation allowance	(4,892,536)	(4,251,251)

Total	$-	$-

Schedule of Effective Income Tax Rate Reconciliation

The following reconciles the effective income tax rates with the statutory rates for the years ended December 31, 2012 and 2011 and for the period from inception to December 31, 2012:

		South	United
	Switzerland	Africa	States	Brazil	Total

Statutory rate of tax	8.5%/18%	28.0%	35.0%	25.0%

2012:
Net (loss) income from operations
before taxes	$(3,724,792)	$(678,233)	$(15,434)	$-	$(4,418,459)

As calculated at the statutory rate	$(531,639)	$(189,905)	$(5,402)	$-	$(726,946)

Permanent differences	(668)	86,329	-	-	85,661
Change in valuation reserves	532,307	103,576	5,402	-	641,285

Provision for income taxes	$-	$-	$-	$-	$-

2011:
Net (loss) from operations before taxes	$(3,890,732)	$(237,447)	$-	$77,217	$(4,050,962)

As calculated at the statutory rate	$(648,277)	$(66,485)	$-	$19,304	$(695,458)

Permanent differences	12,994	91,768	-	-	104,762
Change in valuation reserves	635,283	(25,283)	-	(19,304)	590,696

Provision for income taxes	$-	$-	$-	$-	$-

From August 24, 2005 (inception)
to December 31, 2012:
Net (loss) from operations before taxes	$(16,515,885)	$(9,302,119)	$(15,434)	$(941,498)	$(26,774,936)

As calculated at the statutory rate	$(2,809,862)	$(2,604,593)	$(5,402)	$(235,375)	$(5,655,232)

Permanent differences	12,325	783,044	-	-	795,369
Change in valuation reserves	2,830,210	1,821,549	5,402	235,375	4,892,536

Provision for income taxes	$32,673	$-	$-	$-	$32,673

Commitments, Contingencies and Tax Obligation (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Operating Leases of Lessee Disclosure	The future rent commitments under the above leases are as follows:
2013	$62,756
2014	5,891
$68,647

Organization and Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2012
Machinery and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life	3 years
Machinery and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life	5 years
Furniture and Fixtures [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life	3 years
Furniture and Fixtures [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life	5 years
Vehicles [Member]
Property, Plant and Equipment, Useful Life	5 years
Office and Computer Equipment [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life	3 years
Office and Computer Equipment [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life	5 years

Organization and Significant Accounting Policies (Details 1)	12 Months Ended
Dec. 31, 2012
Spi Spo and Spp [Member]
Foreign Currency Used Name	Swiss francs - CHF
SPLAM [Member]
Foreign Currency Used Name	Brazilian Real - BRL
Spmsa and Sphsa [Member]
Foreign Currency Used Name	South African Rand - ZAR

Organization and Significant Accounting Policies (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
SPI, SPO, and SPP [Member]
Foreign Currency Exchange Rate Translation Average Period	1.0667	1.1331
SPI, SPO, and SPP [Member] | Reporting Date [Member]
Foreign Currency Exchange Rate, Translation	1.0942	1.064
SPLAM [Member]
Foreign Currency Exchange Rate Translation Average Period	0.5133	0.5998
SPLAM [Member] | Reporting Date [Member]
Foreign Currency Exchange Rate, Translation	0.488	0.5357
SPMSA and SPHSA [Member]
Foreign Currency Exchange Rate Translation Average Period	0.1219	0.1385
SPMSA and SPHSA [Member] | Reporting Date [Member]
Foreign Currency Exchange Rate, Translation	0.1178	0.1228

Organization and Significant Accounting Policies (Details Textual) (USD $)	12 Months Ended		88 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
Impairment of patent	$ 0	$ 0	$ 537,631
Finite-Lived Intangible Asset, Useful Life	12 years
Common Stock, Par or Stated Value Per Share	$ 0.001		$ 0.001
Preferred Stock, Par or Stated Value Per Share	$ 0.01		$ 0.01

Property and Equipment (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Property and Equipment	$ 44,810	$ 44,810
Less: accumulated depreciation	40,194	32,202
Property and equipment	4,616	12,608
Machinery and Equipment [Member]
Property and Equipment	5,010	5,010
Furniture and Fixtures [Member]
Property and Equipment	12,753	12,753
Vehicles [Member]
Property and Equipment	14,400	14,400
Office and Computer Equipment [Member]
Property and Equipment	$ 12,647	$ 12,647

Property and Equipment (Details Textual) (USD $)	12 Months Ended		88 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
Depreciation	$ 7,992	$ 7,003	$ 92,653

Due to Officers/Stockholders (Details Textual) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Due to Officers or Stockholders	$ 247,259	$ 473,129

Stockholder and Other Loans Payable (Details Textual) (USD $)	1 Months Ended		0 Months Ended	12 Months Ended		88 Months Ended	0 Months Ended	1 Months Ended
	Dec. 30, 2012	Oct. 30, 2012	Aug. 16, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Aug. 16, 2012 Spi [Member]	Feb. 28, 2013 Monthly Payable [Member]
Debt Instrument, Interest Rate, Effective Percentage Rate Range, Minimum				4.00%
Debt Instrument, Interest Rate, Effective Percentage Rate Range, Maximum				15.00%
Imputed interest on stockholders' loans reported as an increase to additional paid-in capital				$ 380,414	$ 415,705	$ 2,363,937
Debt Conversion, Original Debt, Amount			3,689,208	3,689,208
Stock Issued During Period, Value, Conversion of Convertible Securities							7,348,416
Debt Instrument, Convertible, Effective Interest Rate				5.00%
Interest Paid		105,000
Interest and Debt Expense	24,593
Debt Instrument, Periodic Payment, Principal								$ 10,000
Penalty As Per Loan Agreement Description				if the entire loan balance was not paid by October 31, 2013, then a 10% per annum interest rate would be applied to the entire loan balance from the inception of the loan.

Intangible Assets (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Patents	$ 208,943	$ 208,943
Less: accumulated amortization	79,985	63,316
Finite-Lived Intangible Assets, Net	$ 128,958	$ 145,627

Intangible Assets (Details Textual) (USD $)	12 Months Ended		88 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
Amortization of Intangible Assets	$ 16,669	$ 16,466	$ 83,446

Equity (Details Textual) (USD $)	1 Months Ended							12 Months Ended
	Jun. 14, 2011	Dec. 31, 2012	Dec. 31, 2011	May 18, 2011	Dec. 31, 2012 Subscription Agreement [Member]	Dec. 12, 2012 Non Voting Convertible Preferred Stock [Member]	Dec. 31, 2012 Spi Stock Holders Loan [Member]	Dec. 31, 2012 Surepure Us [Member]	Dec. 12, 2012 Surepure Us [Member]	Jul. 31, 2011 Surepure Us [Member]	Jul. 25, 2011 Surepure Us [Member]	Jun. 01, 2011 Surepure Us [Member]
Common Stock, Shares, Issued		94,737			2,500,000		7,378,416			14,035,184	36,700,631
Common Stock, Shares, Outstanding	2,135,000	23,542,184	26,822,215	9,272,000			36,700,631		9,272,000
Preferred Stock, Par or Stated Value Per Share		$ 0.01										$ 0.01
Stock Issued During Period, Shares, Stock Splits	32,452,000
Stock Redeemed or Called During Period, Shares								23,180,000
Preferred Stock, Shares Issued		22,665,447	0
Preferred Stock, Shares Outstanding		22,665,447
Preferred Stock, Shares Authorized						31,155,282

Stock Subscription Agreement(Details)	12 Months Ended
Dec. 31, 2012
Stock Issued During Period, Shares, Issued for Cash	94,737
Issued Date 30 July 2012 [Member]
Stock Issued During Period, Shares, Issued for Cash	500,000
Issued Date 17 August 2012 [Member]
Stock Issued During Period, Shares, Issued for Cash	500,000
Issued Date 30 September 2012 [Member]
Stock Issued During Period, Shares, Issued for Cash	1,767,737
Issued Date 09 October 2012 [Member]
Stock Issued During Period, Shares, Issued for Cash	327,000
Issued December 2012 [Member]
Stock Issued During Period, Shares, Issued for Cash	3,094,737
Optics Member [Member] | Issued Date 30 July 2012 [Member]
Stock Issued During Period, Shares, Issued for Cash	125,000
Optics Member [Member] | Issued Date 17 August 2012 [Member]
Stock Issued During Period, Shares, Issued for Cash	125,000
Optics Member [Member] | Issued Date 30 September 2012 [Member]
Stock Issued During Period, Shares, Issued for Cash	250,000
Optics Member [Member] | Issued Date 09 October 2012 [Member]
Stock Issued During Period, Shares, Issued for Cash	94,737
Optics Member [Member] | Issued December 2012 [Member]
Stock Issued During Period, Shares, Issued for Cash	594,737
Surepure Us [Member] | Issued Date 30 July 2012 [Member]
Stock Issued During Period, Shares, Issued for Cash	375,000
Surepure Us [Member] | Issued Date 17 August 2012 [Member]
Stock Issued During Period, Shares, Issued for Cash	375,000
Surepure Us [Member] | Issued Date 30 September 2012 [Member]
Stock Issued During Period, Shares, Issued for Cash	1,517,737
Surepure Us [Member] | Issued Date 09 October 2012 [Member]
Stock Issued During Period, Shares, Issued for Cash	232,263
Surepure Us [Member] | Issued December 2012 [Member]
Stock Issued During Period, Shares, Issued for Cash	2,500,000

Stock Subscription Agreement (Details Textual) (USD $)	Dec. 31, 2012	Dec. 31, 2012 Rd Active [Member]	Dec. 31, 2012 Trinity [Member]	Dec. 31, 2012 Subscription Agreement [Member]	Dec. 31, 2012 Subscription Agreement [Member] Rd Active [Member]	Oct. 09, 2012 Subscription Agreement [Member] Trinity [Member]	Jul. 23, 2012 Prior To Share Exchange Agreement [Member]	Jul. 31, 2011 Surepure Us [Member]	Jul. 25, 2011 Surepure Us [Member]	Jul. 23, 2012 Surepure Us [Member] Subscription Agreement [Member] First Two Installment Each [Member]	Dec. 31, 2012 Surepure Us [Member] Prior To Share Exchange Agreement [Member]	Jul. 23, 2012 Surepure Us [Member] Prior To Share Exchange Agreement [Member]
Equity Issuance, Per Share Amount			$ 1
Common Shares To Be Purchased As Per Subscription Agreement		300,000	5,000,000
Common Shares To Be Purchased Value As Per Subscription Agreement			$ 5,000,000
Proceeds from Issuance or Sale of Equity				$ 348,000		$ 2,500,000
Common Shares To Be Purchased As Per Acquired Right To Purchase		2,700,000
Total Number Of Shares Purchased and Paid As Per Subscription Agreement		3,000,000
Common Stock, Shares, Issued	94,737			2,500,000	235,000		6,000,000	14,035,184	36,700,631	500,000	2,500,000	2,500,000
Additional Common Stock Share Issued		348,000

Stockholders' Deficit (Details Textual)	12 Months Ended
Dec. 31, 2012
Variable Interest Entity Ownership Percentage	82.64%
Noncontrolling Interest [Member]
Variable Interest Entity Ownership Percentage	17.36%

Income Taxes (Details) (USD $)	12 Months Ended		88 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
Net (loss) income from operations before taxes	$ (4,418,459)	$ (4,050,962)	$ (26,774,936)
Switzerland [Member]
Net (loss) income from operations before taxes	(3,724,792)	(3,890,732)	(16,515,885)
South Africe [Member]
Net (loss) income from operations before taxes	(678,233)	(237,447)	(9,302,119)
United States [Member]
Net (loss) income from operations before taxes	(15,434)	0	(15,434)
Brazil [Member]
Net (loss) income from operations before taxes	$ 0	$ 77,217	$ (941,498)

Income Taxes (Details 1) (USD $)	12 Months Ended		88 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
Current tax provision:	$ 0	$ 0	$ 32,673
Change in valuation allowance	641,285	590,696	4,892,536
Total deferred provision	0	0	0
Total	0	0	32,673
Switzerland [Member]
Current tax provision:	0	0	32,673
Deferred tax provision:	(532,307)	(635,283)	(2,830,210)
Total	0	0	32,673
South Africe [Member]
Current tax provision:	0	0	0
Deferred tax provision:	(103,576)	25,283	(1,821,549)
Total deferred provision	0
Total	0	0	0
United States [Member]
Current tax provision:	0	0	0
Deferred tax provision:	(5,402)		(5,402)
Total	0	0	0
Brazil [Member]
Current tax provision:	0	0	0
Deferred tax provision:	0	19,304	(235,375)
Total	$ 0	$ 0	$ 0

Income Taxes (Details 2) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets:
Net operating losses	$ 4,892,536	$ 4,251,251
Less: valuation allowance	(4,892,536)	(4,251,251)
Total	$ 0	$ 0

Income Taxes (Details 3) (USD $)	12 Months Ended		88 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
Net (loss) income from operations before taxes	$ (4,418,459)	$ (4,050,962)	$ (26,774,936)
As calculated at the statutory rate	(726,946)	(695,458)	(5,655,232)
Permanent differences	85,661	104,762	795,369
Change in valuation reserves	641,285	590,696	4,892,536
Provision for income taxes	0	0	32,673
Switzerland [Member]
Net (loss) income from operations before taxes	(3,724,792)	(3,890,732)	(16,515,885)
As calculated at the statutory rate	(531,639)	(648,277)	(2,809,862)
Permanent differences	(668)	12,994	12,325
Change in valuation reserves	532,307	635,283	2,830,210
Provision for income taxes	0	0	32,673
Switzerland [Member] | Maximum [Member]
Statutory rate of tax	18.00%
Switzerland [Member] | Minimum [Member]
Statutory rate of tax	8.50%
South Africe [Member]
Statutory rate of tax	28.00%
Net (loss) income from operations before taxes	(678,233)	(237,447)	(9,302,119)
As calculated at the statutory rate	(189,905)	(66,485)	(2,604,593)
Permanent differences	86,329	91,768	783,044
Change in valuation reserves	103,576	(25,283)	1,821,549
Provision for income taxes	0	0	0
United States [Member]
Statutory rate of tax	35.00%
Net (loss) income from operations before taxes	(15,434)	0	(15,434)
As calculated at the statutory rate	(5,402)	0	(5,402)
Permanent differences	0	0	0
Change in valuation reserves	5,402	0	5,402
Provision for income taxes	0	0	0
Brazil [Member]
Statutory rate of tax	25.00%
Net (loss) income from operations before taxes	0	77,217	(941,498)
As calculated at the statutory rate	0	19,304	(235,375)
Permanent differences	0	0	0
Change in valuation reserves	0	(19,304)	235,375
Provision for income taxes	$ 0	$ 0	$ 0

Pending Acquisition of SPHSA (Details Textual) (Pending Acquisition Of Sphsa [Member], USD $)	1 Months Ended
	Aug. 21, 2012	Aug. 16, 2012
Pending Acquisition Of Sphsa [Member]
Equity Method Investment, Ownership Percentage		100.00%
Loans given by subsidiary company		$ 2,000,000
Noncash or Part Noncash Acquisition, Description	The purchase price for the shares of SPHSA under the Offer was ZAR 4,000 (approximately $500.00) per share of SPHSA. The Acquisition Agreement provides that SPI will settle the purchase price it is paying for the shares of SPHSA in shares of SPI in the ratios of (i) 1,000 common shares of SPI for each share of SPHSA and (ii) 1,000 common shares of SPI for each ZAR 4,000 in principal amount of loans owed by SPHSA to its shareholders.

2012 Stock Option Plan (Details Textual) (Stock Option Plan [Member])	Dec. 31, 2012
Stock Option Plan [Member]
Common Stock, Capital Shares Reserved for Future Issuance	3,000,000

Commitments, Contingencies and Tax Obligation (Details) (USD $)	Dec. 31, 2012
2013	$ 62,756
2014	5,891
Operating Leases, Future Minimum Payments Due	$ 68,647

Commitments, Contingencies and Tax Obligation (Details Textual) (USD $)	12 Months Ended		88 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Feb. 28, 2012
Operating Leases, Rent Expense	$ 76,000	$ 89,000	$ 777,000
Contractual Obligation, Due in Next Twelve Months	19,000		19,000
Accrued Payroll Taxes, Current				185,000
Additional Payroll Taxes Due	62,000		62,000
Interest Payable On Accrued Payroll Taxes	42,000		42,000
Setlement Of Payroll Taxes	102,000
Accrued Payroll Taxes	187,000	185,000	187,000
Officers' Compensation	1,086,000	1,325,000	5,092,000
Consultant [Member]
Accrued Professional Fees, Current	32,500		32,500
Executive Officer [Member]
Officers' Compensation	1,086,000	1,325,000	5,092,000
Office Facility [Member]
Monthly Lease Rental	4,689
Workshop Facility [Member]
Monthly Lease Rental	2,460
Lease Renegotiation [Member] | Workshop Facility [Member] | Lease Expiration On September 30, 2013 [Member]
Monthly Lease Rental	2,595
Lease Renegotiation [Member] | Workshop Facility [Member] | Lease Expiration On April 30, 2013 [Member]
Monthly Lease Rental	2,855
First Year [Member] | Lease Renegotiation [Member] | Office Facility [Member]
Monthly Lease Rental	2,677
Second Year [Member] | Lease Renegotiation [Member] | Office Facility [Member]
Monthly Lease Rental	$ 2,946

Going Concern (Details Textual) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Subscription Agreement [Member]	Dec. 31, 2012 Subsequent Event [Member] Subscription Agreement [Member]
Total Liability In Excess Of Assets	$ 4,075,374	$ 6,596,408
Proceeds From Subscription Agreement				$ 338,000
Additional Common Stock Share Available To Issue				2,417,000
Common Stock, Par or Stated Value Per Share	$ 0.001		$ 1